MORTGAGE-BACKED SECURITIES (Schedule of Mortgage-Backed Securities by Contractual Maturity) (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Jun. 30, 2015
Amortized cost
Due in one year or less	$ 525
Due after five through ten years	2,745
Due after ten years	625
Total	9,523	$ 36,618
Fair value
Due in one year or less	528
Due after five through ten years	2,919
Due after ten years	630
Total	$ 9,990	36,979
HELD TO MATURITY, Weighted average yield
Due in one year or less	6.20%
Collateralized Mortgage Obligations [Member]
Amortized cost
Due in one year or less
Due after one through five years
Due after five through ten years	344
Due after ten years	137,072
Total	137,416	162,639
Fair value
Due in one year or less
Due after one through five years
Due after five through ten years	354
Due after ten years	137,325
Total	$ 137,679	$ 163,265
HELD TO MATURITY, Weighted average yield
Due in one year or less
Due after one through five years
Due after five through ten years	1.87%
Due after ten years	1.56%
Total	1.56%